Consolidated Statements of Opertaions and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
REVENUE
Total revenue	$ 373,223,819	$ 210,119,238	$ 195,681,315
COSTS AND OPERATING EXPENSES
Merchandise costs	345,118,553	186,201,939	172,306,308
Selling, general and administrative expenses	24,883,467	19,198,116	17,597,125
Total costs and operating expenses	370,002,020	205,400,055	189,903,433
INCOME FROM OPERATIONS	3,221,799	4,719,183	5,777,882
OTHER INCOME (EXPENSE)
Interest expense, net	(1,986,483)	(1,723,819)	(1,611,141)
Additional and delinquent tax due to consumption tax correction	(2,181,256)	3,905,908	(628,876)
Gain from disposal of equity method investment			190,571
Gain from disposal of a subsidiary	51,639		341,139
Cash surrender value loss	(71,448)
Other income, net	2,916,749	364,294	760,435
Gain (loss) from foreign currency exchange	364,116	(440,055)	3,065,971
Change in fair value of warrants liabilities	1,438,866	(2,050,211)	109,173
Loss from equity method investments		(20,049)	(69,444)
Total other income, net	532,183	36,068	2,157,828
INCOME BEFORE INCOME TAX PROVISION (BENEFIT)	3,753,982	4,755,251	7,935,710
PROVISION (BENEFIT) FOR INCOME TAXES	3,102,686	(1,883,237)	456,774
NET INCOME	651,296	6,638,488	7,478,936
Less: net loss attributable to non-controlling interest	(65,434)
NET INCOME ATTRIBUTABLE TO TOKYO LIFESTYLE CO., LTD.	716,730	6,638,488	7,478,936
OTHER COMPREHENSIVE INCOME
Net income	651,296	6,638,488	7,478,936
Foreign currency translation gain (loss)	(2,131,299)	284,522	(3,923,683)
Total comprehensive income (loss)	(1,480,003)	6,923,010	3,555,253
Less: comprehensive loss attributable to non-controlling interest	(60,053)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (1,540,056)	$ 6,923,010	$ 3,555,253
Earnings per ordinary share
- basic (in Dollars per share)	$ 0.02	$ 0.16	$ 0.2
- diluted (in Dollars per share)	$ 0.02	$ 0.16	$ 0.2
Weighted average shares
- basic (in Shares)	42,327,806	42,242,610	37,264,162
- diluted (in Shares)	42,327,806	42,242,610	37,264,162
Third Parties
REVENUE
Total revenue	$ 373,219,124	$ 202,278,304	$ 189,674,322
Related Party
REVENUE
Total revenue	$ 4,695	$ 7,840,934	$ 6,006,993